Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of accumulated other comprehensive income

Accumulated Other Comprehensive Income relates to marketable securities fair value measurement reserve and cumulative translation adjustment reserve as reported in the following table:

	Changes in Accumulated Other Comprehensive Income
	For the Period Ending June 30, 2025
	Unrealized gains and losses on available-for-sale debt securities	Foreign currency translation adjustments	Total

Beginning Balance	€96,234	€(7,288)	€88,946
Adjustment for net (gain) loss on marketable securities	(96,234)	-	(96,234)
Change in fair value of marketable securities	70,169	-	70,169
Cumulative translation adjustment	-	69,663	69,663
Total	€70,169	€62,375	€132,544